SUPPLEMENT Dated January 10, 1996

                              TO THE PROSPECTUS OF

                   STANDISH TAX-SENSITIVE EQUITY FUND ("Equity
               Fund") STANDISH SMALL CAP TAX-SENSITIVE EQUITY FUND ("Small Cap Fund") STANDISH INTERMEDIATE TAX EXEMPT
                          BOND FUND ("Tax Exempt Fund")

                              Dated January 1, 1996


         Effective until March 31, 1996, Standish, Ayer & Wood, Inc. (the "Adviser") has voluntarily agreed to limit the Equity Fund's and the Small Cap Fund's Total Fund Operating Expenses (excluding litigation, indemnification and other extraordinary expenses) to 0.00% of each such Fund's average daily net assets.

         The following table replaces the table captioned "Annual Fund Operating Expenses" on page 3 of the attached Prospectus:


                                                             Equity       Small Cap    Tax Exempt
                                                              Fund          Fund          Fund
                                                              ----          ----          ----
Annual Fund Operating Expenses
------------------------------
(as a percentage of average net assets)

Management Fees (after fee reduction)+                        0.00%         0.00%           0.16%
12b-1 Fees                                                    None          None            None
Other Expenses (after expense limitation)+                    0.00%         0.00%           0.49%
                                                              ----          ----            ----

Total Fund Operating Expenses
     (after expense limitation)+                              0.00%         0.00%           0.65%
                                                              =====         =====           =====


--------------

         The following footnote to the above table replaces the footnotes on page 4 of the attached Prospectus:

         + The Adviser has voluntarily  agreed until March 31, 1996 to limit the
Equity Fund's and the Small Cap Fund's Total Fund Operating Expenses  (excluding litigation,  indemnification and other extraordinary  expenses) to 0.00% of each such Fund's average daily net assets.  In addition,  the Adviser has voluntarily agreed to limit each Fund's Total Fund Operating Expenses (excluding litigation, indemnification and other extraordinary  expenses) to the following  percentages of each  Fund's  average  daily net  assets for the Fund's  fiscal  year  ending
September 30, 1996:  Equity  Fund--1.00%;  Small Cap  Fund--0.90% and Tax Exempt
Fund--0.65%.   These   agreements   are  voluntary  and  temporary  and  may  be
discontinued  or revised by the Adviser at any time after September 30, 1996. If the Adviser had not agreed to the limits described above, Management Fees, Other
Expenses and Total Fund Operating  Expenses are estimated to be 0.50%, 0.30% and
0.80%,  respectively,  of the Equity Fund's  average daily net assets and 0.60%,
0.25% and 0.85%, respectively,  of the Small Cap Fund's average daily net assets for the fiscal year ending October 31, 1996 and would have been 0.40%, 0.49% and
0.89%,  respectively,  of the Tax Exempt Fund's average daily net assets for the fiscal year ended  December 31, 1994. It is expected  that,  after  December 31,
1995,  the Tax Exempt Fund will  change its fiscal year end from  December 31 to
September 30.




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



 --------------

         The following Example replaces the Example contained on page 4 of the attached Prospectus:

Example: Hypothetically assume that each Fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, you would have paid the following expenses if you closed your account after the number or years indicated:

                                     Equity       Small Cap      Tax Exempt
                                      Fund          Fund            Fund
                                      ----          ----            ----

After 1 Year                          $4            $4              $ 6

After 3 Years                         $19           $19             $12

After 5 Years                         N/A           N/A             $36

After 10 Years                        N/A           N/A             $81





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